Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Earnings Per Share

16. Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	4,754,827	6,809,056	8,749,004
Plus: Interest expense of convertible senior notes	—	45,809	145,451
Net income attributable to ordinary shareholders—diluted	4,754,827	6,854,865	8,894,455
Shares (Denominator):
Weight average ordinary shares outstanding—basic	819,961,265	809,442,862	807,739,616
Plus:
Dilutive effect of convertible senior notes	—	10,830,669	31,209,067
Weight average ordinary shares outstanding—diluted	819,961,265	820,273,531	838,948,683
Earnings per share—basic	5.80	8.41	10.83
Earnings per share—diluted	5.80	8.36	10.60

6,811,546, 6,024,675 and 5,147,411 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2021, 2022 and 2023, respectively, and therefore not included in the calculation of basic and dilutive earnings per share.